Equity (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Schedule of the number of common shares issued and outstanding
	2020
	No. of shares	Par value
		USD ‘000
Common shares (par value of USD 0.01)	45,426,251	455
Earnout shares* (par value of USD 0.01)	3,012,500	30
Restricted shares awards (par value of USD 0.01) (note 32)	134,500	1
	48,573,251	486
2019
USD ‘000
Authorized shares (par value of USD 1 each)	175,000
Issued shares	143,376

*        The Earnout Shares are subject to vesting at stock prices ranges from USD 11.50 to 15.25. The Earnout Shares are considered outstanding shares and have dividend and voting rights, however, the Earnout Shares are non-transferable by their holders until they vest and, if the Earnout Shares do not vest on or prior to 17 March 2028, they will be cancelled by the Company.

Schedule of fair value reserve
	2020	2019	2018
	USD ‘000	USD ‘000	USD ‘000
Balance at the beginning of the year	4,274	954	14,209
Impact of adopting IFRS 9	—	—	(6,681)
Net change in fair value reserve during the year for bonds at fair value through OCI	11,481	4,209	(2,706)
Net change in fair value reserve during the year for equities at fair value through OCI	(71)	(866)	(3,898)
Realized gain on sale of equities at fair value through other comprehensive income	2,341	—	—
ECL charge (release) transferred to consolidated statement of income	135	(23)	30
Balance at the end of the year	18,160	4,274	954